Loss per share (Tables)	12 Months Ended
Dec. 31, 2019
Loss per share
Schedule of reconciliation of the basic and diluted loss per share computation

	For the years ended December 31,
	2019	2018	2017
Net loss attributable to ordinary shareholders of SGOCO Group Ltd.
— continuing operations	$(19,398)	$(8,174)	$(8,803)
— discontinued operations	(4)	(4,198)	(2,411)
	$(19,402)	$(12,372)	$(11,214)

Weighted average shares used in calculating loss per share — basic and diluted	79,197,068	35,080,704	11,341,629

Loss from continuing operations per share – basic and diluted	$(0.24)	$(0.23)	$(0.78)
Loss from discontinued operations per share – basic and diluted	$(0.00)	$(0.12)	$(0.21)
Net loss per share – basic and diluted	$(0.24)	$(0.35)	$(0.99)